Note 11 - Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
11.
 STOCKHOLDERS' EQUITY

Preferred Stock.
The Company is authorized to issue up to
1,000,000
shares of preferred stock (the “Preferred Stock”). The Preferred Stock may
be issued from time to time in
one
or more series. The Board of Directors is authorized to fix the number of shares of any series of the Preferred Stock, to determine the designation of any such series, and to determine or alter the rights granted to or imposed upon any wholly unissued series of preferred stock including the dividend rights, dividend rate, conversion rights, voting rights, redemption rights (including sinking fund provisions), redemption price, and liquidation preference.

Common Stock.
The Company is authorized to issue up to
100,000,000
shares of Series A Common Stock,
9,000,000
shares of Series C Common Stock (collectively, “Common Stock”)
$0.01
par value and
1,000
shares of Series B Common Stock
$0.01
par value (“Series B Common Stock”). The Common Stock and the Series B Common Stock have identical rights, preferences, terms and conditions except that the holders of Series B Common Stock are not
entitled to receive any portion of Company assets in the event of Company liquidation. There have been no
Series B or Series C Common Stock issued. Each share of Common Stock and Series B Common Stock entitles the holder to one
vote. The Common Stock and Series B Common Stock are
not
subject to redemption and do
not
have any preference, conversion, exchange or preemptive rights. The articles of incorporation contain a restriction on ownership of the common stock that prevents one
person from owning more than
9.8%
of the outstanding shares of common stock.

Cash Dividends.
During the
six
months ended
June 30, 2020
the Company paid
no
cash dividend. During the
six
months ended
June 30, 2019
the Company paid a cash dividend of approximately
$1.1
 million or
$0.12
per share (post-split).

Partnership Interests.
Through the Company, its subsidiaries and its partnerships, we own
15
commercial properties in fee interest and have partial interests in two
commercial properties through our interests in various affiliates in which we serve as general partner, member and/or manager. We purchased the partnership interest in one
limited partnership that owned
one
property during
2016.
Each of the limited partnerships is referred to as a “DownREIT.” In each DownREIT, we have the right, through put and call options, to require our co-investors to exchange their interests for shares of our common stock at a stated price after a defined period (generally five
years from the date they
first
invested in the entity's real property), the occurrence of a specified event or a combination thereof. The Company is a limited partner in four
partnerships and sole shareholder in
one
corporation, which entities purchase and leaseback model homes from homebuilders.

During the
six
months ended
June
30,
2020,
the Company exercised
two
put options with a limited partner to exchange a total of
59,274
shares of the Company's Series A Common Stock for the limited partner's partnership interest, resulting in an increase in ownership interest of each limited partnership by the Company. As part of this non-cash equity transaction, the Company reclassified
$1.2
 million in minority interest to common stock and additional paid in capital on the Condensed Consolidated Balance Sheets.

Dividend Reinvestment Plan.
The Company had adopted a distribution reinvestment plan (“Plan) that allowed stockholders to receive dividends and other distributions otherwise distributable to them invested in additional shares of the Company's common stock. The Company registered
3,000,000
shares of common stock pursuant to the Plan. The purchase price per share used in the past was
95%
of the price the Company sold its shares or
$19.00
per share (post-split).
No
sales commission or dealer manager fee were paid on shares sold through the Plan. The Company may
amend, suspend or terminate the Plan at any time. Any such amendment, suspension or termination will be effective upon a designated dividend record date and notice of such amendment, suspension or termination will be sent to all participants at least thirty
(
30
) days prior to such record date. The Plan became effective on
January
23,
2012
and was suspended on
December
7,
2018.
As of
June 30, 2020,
approximately
$17.4
 million or approximately
917,074
 shares of common stock have been issued under the Plan.
No
shares were issued under the Plan during the
six
months ended
June 30, 2020.

Stock-Based Compensation.
The Company recognizes noncash compensation expense ratably over the vesting period, and accordingly, we recognized
$204,000
and
$203,000
in noncash compensation expense for the
three
month periods ended
June
30,
2020
and
2019,
respectively, and
$361,000
and
$636,000
for the
six
months ended
June
30,
2020
and
2019,
respectively, which is included in general and administrative expense on the Condensed Consolidated Statements of Operations.

11.
 STOCKHOLDERS' EQUITY

Preferred Stock.
The Company is authorized to issue up to
1,000,000
shares of Preferred Stock (the “Preferred Stock”). The Preferred Stock
may
be issued from time to time in
one
or more series. The Board of Directors is authorized to fix the number of shares of any series of the Preferred Stock, to determine the designation of any such series, and to determine or alter the rights granted to or imposed upon any wholly unissued series of Preferred Stock including the dividend rights, dividend rate, conversion rights, voting rights, redemption rights (including sinking fund provisions), redemption price, and liquidation preference.

Common Stock.
The Company is authorized to issue up to
100,000,000
shares of Series A Common Stock and
9,000,000
shares of Series C Common Stock (“collectively, Common Stock”)
$0.01
 par value and
1,000
shares of Series B Common Stock
$0.01
par value. The Common Stock and the Series B Common Stock have identical rights, preferences, terms and conditions except that the Series B Common Stockholders are not
entitled to receive any portion of Company assets in the event of Company liquidation. There have been no
Series B or Series C Common Stock issued. Each share of Common Stock entitles the holder to one
vote. The Common Stock is
not
subject to redemption and it does
not
have any preference, conversion, exchange or pre-emptive rights. The articles of incorporation contain a restriction on ownership of the Common Stock that prevents one
person from owning more than
9.8%
of the outstanding shares of common stock.

In
October 2006,
the Company commenced a private placement offering of its common stock. Through
December
31,
2011
when the offering was terminated, the Company conducted a self-underwritten private placement offering of
10,000,000
shares of its common stock at a price of
$20.00
per share. This offering was made only to accredited investors (and up to thirty-five
non-accredited investors) pursuant to an exemption from registration provided by Section
4
(
2
) and Rule
506
of Regulation D under the Securities Act of
1933,
as amended.
No
public or private market currently exists for the securities sold under this offering. The Company ceased raising capital under this private placement offering effective
December
31,
2011.

Cash Dividends.
For the year ended
December
31,
2019
and
2018,
the Company declared cash dividends of
$1.1
 million for each year or at a rate of
$0.12
per share.

Dividend Reinvestment Plan.
The Company had adopted a distribution reinvestment plan that allowed stockholders to have dividends or other distributions otherwise distributable to them invested in additional shares of Company common stock. The Company registered
3,000,000
shares of common stock pursuant to the dividend reinvestment plan. The purchase price per share is
95%
of the price the Company was formerly selling its shares for
$20.00
per share.
No
sales commission or dealer manager fee will be paid on shares sold through the dividend reinvestment plan. The Company may
amend, suspend or terminate the Plan at any time. Any such amendment, suspension or termination will be effective upon a designated dividend record date and notice of such amendment, suspension or termination will be sent to all Participants at least thirty
(
30
) days prior to such record date. The dividend reinvestment plan became effective on
January
23,
2012
and was suspended on
December
7,
2018.
No
dividend reinvestments were made for the year ended
December
31,
2019.
As of
December
31,
2019,
approximately
$17.4
 million or
917,074
shares of common stock have been issued under the dividend reinvestment plan to date.